Kayne Anderson Renewable Infrastructure Fund
Schedule of Investments (Unaudited)
September 30, 2023
	Shares	Value
Common Stocks — 90.36%
Green Utilities — 32.46%
Algonquin Power & Utilities Corp.(a)	386,000	2,285,120
EDP - Energias de Portugal SA(a)	887,796	3,691,410
Enel SpA(a)	414,793	2,543,820
Hydro One Limited(a)	79,700	2,029,101
Iberdrola S.A.(a)	337,102	3,770,300
NextEra Energy, Inc.	56,240	3,221,990
SSE plc (a)	145,069	2,842,839
Xcel Energy, Inc.	41,100	2,351,742
		22,736,322
Renewable Power Companies — 24.78%
The AES Corp.	136,700	2,077,840
Boralex Inc., Class A(a)	59,100	1,269,676
Brookfield Renewable Partners LP(a)	112,952	2,455,576
China Longyuan Power Group Corp. Ltd.(a)	1,712,100	1,484,861
Drax Group plc(a)	217,076	1,162,188
Northland Power, Inc.(a)	81,433	1,326,190
Orsted A/S(a)	28,142	1,531,015
RWE AG(a)	95,200	3,533,806
TransAlta Corporation(a)	288,691	2,514,423
		17,355,575
Renewable Energy Developers — 16.54%
Ameresco, Inc., Class A(b)	34,969	1,348,405
Corporacion Acciona Energias Renovables SA(a)	99,319	2,558,229
Enlight Renewable Energy Ltd.(a)(b)	98,200	1,540,758
Neoen SA(a)	60,695	1,765,059
Omega Energia SA(a)(b)	708,484	1,385,522
ReNew Energy Global plc(a)(b)	284,197	1,543,190
Sunrun, Inc.(b)	59,700	749,832
Terna Energy SA(a)	44,801	692,023
		11,583,018
Wind & Solar Yield Companies — 12.85%
Atlantica Sustainable Infrastructure plc(a)	191,473	3,657,134
Clearway Energy, Inc., Class C	123,476	2,612,752
NextEra Energy Partners LP	33,778	1,003,207
TransAlta Renewables, Inc.(a)	190,548	1,724,156
		8,997,249
Other — 3.73%
Constellation Energy Corporation	5,900	$643,572
First Solar, Inc.(b)	3,000	484,770
Polaris Renewable Energy, Inc.(a)	141,900	1,481,422
		2,609,764
Total Common Stocks (Cost $78,313,196)		63,281,928

Money Market Fund — 7.68%
First American Treasury Obligations Fund, Class X, 5.26%(c)	5,377,498	5,377,498
Total Money Market Fund (Cost $5,377,498)		5,377,498

Total Investments (Cost $83,690,694) — 98.04%		68,659,426
Other Assets in Excess of Liabilities — 1.96%		1,372,882
Total Net Assets — 100.00%		$70,032,308

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2023.

Schedule of Open Forward Currency Contracts
September 30, 2023 (Unaudited)
Settlement Date	Currency to be Delivered	Currency to be Received	Counterparty	Unrealized Appreciation (Depreciation)
12/29/2023	9,428,441 BRL	1,882,864 USD	Bannockburn Global Forex, LLC	$28,118
12/29/2023	12,796,868 CAD	9,619,894 USD	Bannockburn Global Forex, LLC	183,398
12/29/2023	1,552,128 USD	10,693,387 DKK	Bannockburn Global Forex, LLC	(27,741)
12/29/2023	21,544,023 DKK	3,160,106 USD	Bannockburn Global Forex, LLC	88,916
12/29/2023	18,627,615 EUR	20,332,042 USD	Bannockburn Global Forex, LLC	546,819
12/29/2023	3,290,627 GBP	4,142,900 USD	Bannockburn Global Forex, LLC	125,094
12/29/2023	10,623,300 HKD	1,357,697 USD	Bannockburn Global Forex, LLC	(1,398)
				$943,206
BRL – Brazilian Real
CAD – Canadian Dollar
DKK – Danish Krone
EUR - Euro
GBP – British Pound
HKD – Hong Kong Dollar
USD – U.S. Dollar

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks
Green Utilities	$9,887,953	$12,848,369	$–	$22,736,321
Renewable Power Companies	10,805,893	6,549,682	–	17,355,575
Renewable Energy Developers	6,567,707	5,015,311	–	11,583,018
Wind & Solar Yield Companies	8,997,249	–	–	8,997,249
Other	2,609,764	–	–	2,609,764
Total Common Stocks	38,868,566	24,413,362	–	63,281,927
Money Market Fund	$5,377,498	$–	$–	$5,377,498
	$44,246,064	$24,413,362	$–	$68,659,426
Other Instruments

Forward Currency Contracts	$–	$943,206	$–	$943,206
	$–	$943,206	$–	$943,206

For the period ended September 30, 2023, the Fund did not hold any Level 3 securities, nor were no transfers into or out of Level 3 securities.